Restructuring and Asset Impairment Charges, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012	Sep. 30, 2011	Sep. 28, 2012 Restructuring actions initiated prior to 2009	Sep. 30, 2011 Restructuring actions initiated prior to 2009	Sep. 24, 2010 Restructuring actions initiated prior to 2009	Sep. 30, 2011 Restructuring actions initiated prior to 2009 Facility exit and other charges
Restructuring Cost and Reserve [Line Items]
Restructuring charges				$ 0	$ 1	$ 0
Restructuring reserve	$ 3	$ 4	$ 3				$ 7